Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments	$ 2,394	$ 1,465
VAT receivables	1,263	980
Other assets - goods to be consumed in R&D activities	398	260
Prepayments and other current assets	$ 4,055	$ 2,705